Other liabilities and tax payable - other liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Current
Payables for buy-back agreements, current	€ 2,210	€ 2,362
Accrued expenses and deferred income, current	769	783
Indirect tax payables, current	501	681
Payables to personnel, current	1,008	956
Social security payables, current	258	265
Amounts due to customers for contract work, current	83	93
Service contract liability, current	621	568
Other, current	1,338	1,349
Total Other liabilities, current	6,788	7,057
Non-current
Payables for buy-back agreements, non-current	0	0
Accrued expenses and deferred income, non-current	674	697
Indirect tax payables, non-current	14	16
Payables to personnel, non-current	15	16
Social security payables, non-current	4	4
Amounts due to customers for contract work, non-current	0	0
Service contract liability, non-current	1,530	1,521
Other, non-current	189	198
Total Other liabilities, non-current	2,426	2,452
Total
Payables for GDP and buy-back agreements	2,210	2,362
Accrued expenses and deferred income	1,443	1,480
Indirect tax payables	515	697
Payables to personnel	1,023	972
Social security payables	262	269
Construction contract liabilities	83	93
Service contract liability	2,151	2,089
Other	1,527	1,547
Total Other liabilities	€ 9,214	€ 9,509